Securitizations and Variable Interest Entities, Transfers with Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value, inputs, level 2 [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities recognized, trading	$ 37,600	$ 41,900	$ 38,500
Excluding resecuritization [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Asset balances sold	177,441	142,469	146,614
Proceeds from transfer	177,478	142,535	146,613
Net gains (losses) on sale	37	66	(1)
Excluding resecuritization [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	1,808	1,896	1,903
Excluding resecuritization [Member] | Residential mortgage [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	31,567	0	0
Excluding resecuritization [Member] | Commercial mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Asset balances sold	11,744	18,191	17,653
Proceeds from transfer	12,034	18,521	17,934
Net gains (losses) on sale	290	330	281
Excluding resecuritization [Member] | Commercial mortgage [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	161	161	158
Excluding resecuritization [Member] | Commercial mortgage [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	112	289	149
Nonconforming mortgage loan securitization [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Cash flows from other interests held	198	275	449
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	19,881	17,836
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	3,372	1,993
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Repurchases of assets/loss reimbursements		4,400
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Excluding resecuritization [Member] | Residential mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	53	158
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Excluding resecuritization [Member] | Commercial mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	2,891	2,632
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Residential mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Commercial mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	34	43
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Repurchases of assets/loss reimbursements	30,300	6,300	$ 7,900
Carrying value of delinquent loans eligible for repurchase	176	556
Principal amount that would be payable to securitization vehicles	176	556
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt and other liabilities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Liability for mortgage repurchase reserves amount, fair value	221	169
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	$ 13,700	$ 11,600